Schedule of Fair Value Measurements of Warrants (Details) - Arena warrants [member] - $ / shares		12 Months Ended
	Apr. 08, 2024	Jun. 30, 2025	Jun. 30, 2024
IfrsStatementLineItems [Line Items]
Exercise price	92.5% of average lowest daily VWAP during the 10 preceding trading days	92.5% of average lowest daily VWAP during the 10 preceding trading days	92.5% of average lowest daily VWAP during the 10 preceding trading days
Share price	$ 1.43	$ 0.75	$ 0.97
Volatility	5190.00%	7360.00%	5490.00%
Expected life	5.00	3.77	4.83
Risk-free rate	4.43%	3.72%	4.33%
Dividend yield